UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nationwide Life Insurance Company
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Sinature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	May 10, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934




                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$1,233,578,617


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04


FORM 13F INFORMATION TABLE
3/31/1999
                                                            VALUE     SHARES  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP        (X$1000)   PRIN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED NONE

AMERICAN HOME PRODS CORP     COM            026609107 56,349,900    863,600   SH       OTHER    01 02     863,600
AMERICAN INTL GROUP INC      COM            026874107 78,061,142    647,139   SH       OTHER    01 02     647,139
AVON PRODS INC               COM            054303102 40,869,075    868,400   SH       OTHER    01 02     868,400
BANK ONE CORP                COM            06423A103 41,630,829    756,065   SH       OTHER    01 02     756,065
BAXTER INTL INC              COM            071813109 14,406,216    218,276   SH       OTHER    01 02     218,276
BERKSHIRE HATHAWAY INC DEL   CL A           084670108 22,848,000        320   SH       OTHER    01 02     320
BRISTOL MYERS SQUIBB CO      COM            110122108 52,120,800    812,800   SH       OTHER    01 02     812,800
CBS CORP                     COM            12490K107  6,476,944    158,700   SH       OTHER    01 02     158,700
CATERPILLAR INC DEL          COM            149123101 11,723,250    255,200   SH       OTHER    01 02     255,200
CHUBB CORP                   COM            171232101 21,059,075    359,600   SH       OTHER    01 02     359,600
CISCO SYS INC                COM            17275R102 37,149,905    339,075   SH       OTHER    01 02     339,075
CITIGROUP INC                COM            172967101 41,039,688    642,500   SH       OTHER    01 02     642,500
CONSOLIDATED STORES CORP     COM            210149100 23,183,000    764,800   SH       OTHER    01 02     764,800
CORNING INC                  COM            219350105 33,852,000    564,200   SH       OTHER    01 02     564,200
COX COMMUNICATIONS INC NEW   CL A           224044107 38,411,601    507,922   SH       OTHER    01 02     507,922
DISNEY WALT CO DEL           COM            254687106 19,141,875    615,000   SH       OTHER    01 02     615,000
DOW CHEM CO                  COM            260543103 14,117,906    151,500   SH       OTHER    01 02     151,500
EMERSON RADIO CORP           COM            291087203    123,549    164,732   SH       OTHER    01 02     164,732
EXXON CORP                   COM            302290101 17,386,600    246,400   SH       OTHER    01 02     246,400
FLORIDA PROGRESS CORP        COM            341109106  5,662,500    150,000   SH       OTHER    01 02     150,000
GANNETT INC                  COM            364730101 13,986,000    222,000   SH       OTHER    01 02     222,000
GENERAL ELEC CO              COM            369604103 48,719,250    440,400   SH       OTHER    01 02     440,400
GIBSON GREETINGS INC         COM            374827103    351,000     48,000   SH       OTHER    01 02     48,000
GILLETTE CO                  COM            375766102 12,481,875    210,000   SH       OTHER    01 02     210,000
HEALTHSOUTH CORP             COM            421924101 11,082,783   1,068,220  SH       OTHER    01 02     1,068,220
IMS  HEALTH INC              COM            449934108  9,010,000    272,000   SH       OTHER    01 02     272,000
IKON OFFICE SOLUTIONS INC    COM            451713101 11,828,500    923,200   SH       OTHER    01 02     923,200
INTEL CORP                   COM            458140100 25,023,188    210,500   SH       OTHER    01 02     210,500
INTERNATIONAL BUSINESS MACHS COM            459200101 45,907,750    259,000   SH       OTHER    01 02     259,000
JOHNSON & JOHNSON            COM            478160104 64,458,900    689,400   SH       OTHER    01 02     689,400
KNIGHT RIDDER NEWSPAPERS INC COM            499040103 10,110,000    202,200   SH       OTHER    01 02     202,200
MARRIOTT INTL INC NEW        CL A           571903202    202,288      6,016   SH       OTHER    01 02     6,016
MEDIAONE GROUP INC           COM            58440J104 35,829,500    564,800   SH       OTHER    01 02     564,800
MEDTRONIC INC                COM            585055106 34,140,625    475,000   SH       OTHER    01 02     475,000
MELLON BK CORP               COM            585509102  8,543,525    121,400   SH       OTHER    01 02     121,400
MILLIPORE CORP               COM            601073109 15,184,275    629,400   SH       OTHER    01 02     629,400
MOBIL CORP                   COM            607059102 10,750,080    122,160   SH       OTHER    01 02     122,160
MONSANTO CO                  COM            611662107 22,440,469    488,500   SH       OTHER    01 02     488,500
PEPSICO INC                  COM            713448108 16,223,625    414,000   SH       OTHER    01 02     414,000
PFIZER INC                   COM            717081103 48,840,000    352,000   SH       OTHER    01 02     352,000
PROCTOR & GAMBLE CO          COM            742718109 39,018,300    398,400   SH       OTHER    01 02     398,400
RALSTON PURINA CO            COM RAL-PUR GP 751277302  3,396,972    127,287   SH       OTHER    01 02     127,287
SCHERING PLOUGH CORP         COM            806605101 44,564,650    806,600   SH       OTHER    01 02     806,600
SCHLUMBERGER LTD             COM            806857108 14,083,875    234,000   SH       OTHER    01 02     234,000
SPRINT CORP                  COM FON GROUP  852061100 19,798,681    201,770   SH       OTHER    01 02     201,770
SPRINT CORP                  PCS COM SER 1  852061506  4,470,467    100,885   SH       OTHER    01 02     100,885
VULCAN MATLS CO              COM            929160109  37,020,131   896,100   SH       OTHER    01 02     896,100
WARNER LAMBERT CO            COM            934488107 27,341,375    412,700   SH       OTHER    01 02     412,700
WELLS FARGO & CO             COM            949740104 23,156,678    660,440   SH       OTHER    01 02     660,440